Stock-Based Compensation - Nonvested Shares (Details) - Nonvested shares - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Shares
Nonvested shares at the beginning of the period	47
Granted	58
Vested	47
Nonvested shares at the end of the period	58	47
Weighted-Average Grant Date Fair Value
Nonvested shares at the beginning of the period (in dollars per share)	$ 41.01
Granted (in dollars per share)	35.62	$ 41.01	$ 25.87
Vested (in dollars per share)	41.01
Nonvested shares at the end of the period (in dollars per share)	$ 35.62	$ 41.01
Weighted-average grant date fair value, the total fair value of nonvested shares granted, and the fair value of shares that have vested
Fair value of nonvested shares granted	$ 2,080	$ 1,920	$ 1,920
Fair value of shares vested	$ 1,920	$ 1,920	$ 2,347
Maximum
Stock-Based Compensation
Vesting period	1 year